Debt securities in issue - Additional information (Details) € in Billions	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ 9.8
Commercial paper [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	9.4
Matured long term bonds [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(0.6)
Certificates of deposits [Member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	3.1
Matured Covered Bonds [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	(1.0)
Other debt securities [member]
Disclosure of financial liabilities [line items]
Increase (decrease) in debt securities	€ (1.1)